Goodwill - Summary of goodwill balance allocated to CGU's (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment	Dec. 31, 2021 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Number of operating segments | segment	2	1
Goodwill	$ 3,993,007	$ 3,854,199	$ 3,978,065
Prevention EMEA within the Prevention segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	858,497		855,284
Diagnostics EMEA within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 3,134,510		$ 3,122,781